Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Share capital	Share premium	Merger reserve	Retained earnings	Foreign currency translation reserve	Total
Balance at Dec. 31, 2018			£ 31,500		£ (179)		£ 31,321
Comprehensive loss for the year
Loss for the Period					(17,964)		(17,964)
Other comprehensive income
Contributions by and distributions to owners
Issue of share capital			50,000				50,000
Share based payments	[1]				199		199
Balance at Dec. 31, 2019			81,500		(17,944)		63,556
Comprehensive loss for the year
Loss for the Period					(102,687)		(102,687)
Other comprehensive income
Contributions by and distributions to owners
Issue of share capital			365,870				365,870
Share based payments					3,759		3,759
Contributions by and distributions to owners
Group restructuring			(181,250)	181,250
Balance at Dec. 31, 2020	[1]		266,120	181,250	(116,872)		330,498
Comprehensive loss for the year
Loss for the Period					(543,509)		(543,509)
Other comprehensive income						(1,577)	(1,577)
Contributions by and distributions to owners
Share based payments					43,287		43,287
Contributions by and distributions to owners
Acquisition of subsidiaries	[2]		5,365	65,348			70,713
Exercise of warrants			11,967				11,967
Recapitalization at the Transaction1	[1]	55	619,134	174,236			793,425
Exercise of options					(1,540)		(1,540)
Taxation on share based payments					7,425		7,425
Balance at Dec. 31, 2021	[1]	£ 55	£ 902,586	£ 420,834	£ (611,209)	£ (1,577)	£ 710,689

[1]	The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings Limited, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. The 2020 comparatives are based on the operations of Cazoo Holdings Limited prior to the Transaction. The 2019 comparatives are based on a continuation of the operations of Cazoo Limited prior to the restructuring on June 10, 2020 where Cazoo Holdings Limited was inserted as a new parent company of Cazoo Limited resulting in a merger reserve. Refer to Note 1 for further details.
[2]	Prior to the Transaction, the merger relief section of the Companies Act 2006 required that the difference between the nominal value and issued value of the shares issued for the acquisitions of Drover, SFS and Cluno should be credited to the merger reserve in equity.